Segment Information - Schedule of Other Required Segment Data (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [Line Items]
Additions to capital assets and goodwill	$ 1,808	$ 1,130
Discontinued operations [member]
Disclosure of operating segments [Line Items]
Additions to capital assets and goodwill	0	347
Reportable segments [member]
Disclosure of operating segments [Line Items]
Additions to capital assets and goodwill	1,563	743
Reportable segments [member] | Legal Professionals [member]
Disclosure of operating segments [Line Items]
Additions to capital assets and goodwill	679	276
Reportable segments [member] | Corporates [member]
Disclosure of operating segments [Line Items]
Additions to capital assets and goodwill	127	311
Reportable segments [member] | Tax & Accounting Professionals [member]
Disclosure of operating segments [Line Items]
Additions to capital assets and goodwill	524	90
Reportable segments [member] | Reuters News [member]
Disclosure of operating segments [Line Items]
Additions to capital assets and goodwill	228	33
Reportable segments [member] | Global Print [member]
Disclosure of operating segments [Line Items]
Additions to capital assets and goodwill	5	33
Corporate assets [member]
Disclosure of operating segments [Line Items]
Additions to capital assets and goodwill	$ 245	$ 40